THE ALGER INSTITUTIONAL FUNDS

THE ALGER FUNDS

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Alger Small Cap Growth Fund

Alger Growth Opportunities Fund

Supplement dated February 12, 2015 to the

Institutional Prospectus dated March 1, 2014

As supplemented to date

The following replaces the information under the heading “Management” on page 20 of the Alger Mid Cap Growth Institutional Fund Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Teresa McRoberts	Brian Schulz, CFA
Senior Vice President	Senior Vice President,	Senior Vice President,
Senior Analyst	Senior Analyst and	Senior Analyst and
Portfolio Manasger	Portfolio Manager	Portfolio Manager
Since November 2010	Since February 2015	Since February 2013

Alex Goldman	Michael Melnyk, CFA	Christopher R. Walsh,CFA
Senior Vice President,	Senior Vice President,	Senior Vice President,
Senior Analyst and	Senior Analyst and	Senior Analyst and
Portfolio Manager	Portfolio Manager	Portfolio Manager
Since February 2013	Since February 2013	Since February 2013

The following replaces the entry under the heading “Management” on page 25 of the Alger Small Cap Growth Institutional Fund Prospectus:

Portfolio Managers:

Jill Greenwald, CFA	Amy Y. Zhang, CFA
Executive Vice President and	Senior Vice President and
Portfolio Manager	Portfolio Manager
Since November 2001	Since February 2015

The following replaces the entry for Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 34 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Institutional Fund	Ankur Crawford, Ph.D.	November 2010
	Alex Goldman	February 2013
	Teresa McRoberts	February 2015
	Michael Melnyk, CFA	February 2013
	Brian Schulz, CFA	February 2013
	Christopher R. Walsh, CFA	February 2013
Alger Small Cap Growth Institutional Fund	Jill Greenwald, CFA	November 2001
	Amy Y. Zhang, CFA	February 2015

The following paragraphs are added to the descriptions of portfolio managers on page 35 of the Prospectus.

•      Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager.  Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP. from September 2013 to January 2015.  Ms. McRoberts was self-employed from November 2009 to September 2013.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

In addition, the description regarding Joel Emery is deleted from the descriptions of portfolio managers on page 34 of the Prospectus. Mr. Emery is no longer employed by the Manager.

The following replaces the entry under the heading “Management” on page 71 of the Alger Small Cap Growth Fund Prospectus:

Portfolio Managers:

Jill Greenwald, CFA	Amy Y. Zhang, CFA
Executive Vice President and	Senior Vice President and
Portfolio Manager	Portfolio Manager
Since November 2001	Since February 2015

The following replaces the entry under the heading “Management” on page 75 of the Alger Growth Opportunities Fund Prospectus:

Portfolio Manager:

Amy Y. Zhang, CFA

Senior Vice President and

Portfolio Manager

Since February 2015

The following replaces the entry under the heading “Management” on page 79 of the Alger Growth Opportunities Fund Prospectus:

Portfolio Manager:

Amy Y. Zhang, CFA

Senior Vice President and

Portfolio Manager

Since February 2015

The following replaces the entries for Alger Small Cap Growth Fund and Alger Growth Opportunities Fund in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 95 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Small Cap Growth Fund	Jill Greenwald, CFA	November 2001
	Amy Y. Zhang, CFA	February 2015
Alger Growth Opportunities Fund	Amy Y. Zhang, CFA	February 2015

In addition, the following paragraph is added to the descriptions of portfolio managers on page 96 of the Prospectus.

•                  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

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THE ALGER INSTITUTIONAL FUNDS

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Supplement dated February 12, 2015 to the

Statement of Additional Information

dated March 1, 2014

As supplemented to date

The following updates the information in the Statement of Additional Information regarding The Alger Institutional Funds. This information is provided as of January 30, 2014.

(1)           A line item regarding other accounts managed by each of Teresa McRoberts and Amy Y. Zhang in the table under “Other Accounts Managed by Portfolio Managers” on page 30 of the Statement of Additional Information is added, as follows:

		Registered Investment	Other Pooled		Other
		Companies	Investment Vehicles		Accounts
Teresa McRoberts	3	$546,305,996	—		—
Amy Y. Zhang	3	$570,854,395	—	1	$18,599,555

(2)           A line item regarding each of Teresa McRoberts and Amy Y. Zhang’s ownership of shares in the table under “Securities Owned by the Portfolio Managers” on page 31 of the Statement of Additional Information is added, as follows:

Portfolio Manager	Portfolio	Range
Teresa McRoberts	Mid Cap Growth	A
Amy Y. Zhang	Small Cap Growth	A

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